SUMMARY OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Deferred sales revenues	$ 401,663	$ 547,217	$ 1,449,359
Liability associated with uncertain tax positions	925,795	921,987	904,643
Accrued severance expense			700,000
Payroll and employee benefits	388,193	478,360	523,454
Settlement liability, current portion	224,000	341,919	376,921
Lease liability, current portion	78,266	134,578	373,398
Due to related parties	53,797	125,532
Other operational accruals	1,368,114	530,189
Accrued and other current liabilities	$ 3,439,828	3,079,782	4,827,414
Other operational accruals		$ 655,721	$ 499,639